ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2017
ORGANIZATION AND PRINCIPAL ACTIVITIES
Schedule of consolidated financial information of the Group's VIE included in consolidated financial statements after elimination of intercompany balances and transactions within the Group

	As of	As of
	December 31,	December 31,
	2016	2017

Total assets	$56	$6,117
Total liabilities	$1,557	$3,931

	Year ended December 31,
	2015	2016	2017

Net revenues	$5	$5	$—
Net (loss) profit	$(128)	$(52)	$(7,507)

	Year ended December 31,
	2015	2016	2017

Net cash (used in) provided by operating activities	$(247)	$(131)	$3,073
Net cash provided by (used in) investing activities	$44	$—	$(3,069)
Net cash provided by financing activities	$—	$—	$—